Revenues - Summary of revenue from contracts with customers disaggregated by service lines (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenues
Total revenues	¥ 3,317,821	$ 467,306	¥ 3,128,877	¥ 4,326,600
One-time commissions
Revenues
Total revenues	1,089,203		681,445	1,271,416
Recurring service fees
Revenues
Total revenues	1,820,430		1,914,415	2,109,009
Performance-based income
Revenues
Total revenues	137,609		309,576	784,193
Other service fees
Revenues
Total revenues	270,579		223,441	161,982
Lending Services
Revenues
Total revenues	19,316		35,898	40,226
Other Comprehensive Services
Revenues
Total revenues	251,263		187,543	121,756
Revenue recognized at a point in time
Revenues
Total revenues	1,408,389	198,368	1,130,364	2,144,912
Revenue recognized over time
Revenues
Total revenues	1,909,432	$ 268,938	1,998,513	2,181,688
Wealth Management
Revenues
Total revenues	2,500,614		2,210,439	3,211,973
Wealth Management | One-time commissions
Revenues
Total revenues	1,086,570		631,589	1,180,900
Wealth Management | Recurring service fees
Revenues
Total revenues	1,105,806		1,232,294	1,469,600
Wealth Management | Performance-based income
Revenues
Total revenues	86,321		202,455	469,121
Wealth Management | Other service fees
Revenues
Total revenues	221,917		144,101	92,352
Wealth Management | Lending Services
Revenues
Total revenues	6,197		8,881	4,471
Wealth Management | Other Comprehensive Services
Revenues
Total revenues	215,720		135,220	87,881
Asset Management Business
Revenues
Total revenues	768,545		839,098	1,046,387
Asset Management Business | One-time commissions
Revenues
Total revenues	2,633		49,856	90,516
Asset Management Business | Recurring service fees
Revenues
Total revenues	714,624		682,121	639,409
Asset Management Business | Performance-based income
Revenues
Total revenues	51,288		107,121	315,072
Asset Management Business | Other service fees
Revenues
Total revenues				1,390
Asset Management Business | Other Comprehensive Services
Revenues
Total revenues				1,390
Other Businesses
Revenues
Total revenues	48,662		79,340	68,240
Other Businesses | Other service fees
Revenues
Total revenues	48,662		79,340	68,240
Other Businesses | Lending Services
Revenues
Total revenues	13,119		27,017	35,755
Other Businesses | Other Comprehensive Services
Revenues
Total revenues	¥ 35,543		¥ 52,323	¥ 32,485